UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4647
                                   ------------


                       AXP SPECIAL TAX-EXEMPT SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:    9/30
                         --------------

                               PORTFOLIO HOLDINGS

                                      FOR

                         AXP(R) INSURED TAX-EXEMPT FUND

                               AT SEPT. 30, 2004

Investments in Securities

AXP Insured Tax-Exempt Fund

Sept. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.2%)
Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Alabama (4.0%)

Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%                 $5,000,000       $5,504,149
City of Birmingham
  Unlimited General Obligation
  Refunding Warrants
  Series 2003A (AMBAC)
   06-01-13               5.25                   1,755,000        1,983,168
City of Hoover
  Unlimited General Obligation Warrants
  Series 2003 (MBIA)
   03-01-20               5.00                   5,000,000        5,340,150
University of Alabama
  Revenue Bonds
  Series 2003A Escrowed to Maturity
  (AMBAC)
   06-01-07               5.00                   3,415,000        3,677,682
Total                                                            16,505,149

Alaska (1.2%)

North Slope Borough
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1995A (MBIA)
   06-30-06               5.61                   5,300,000(b)     5,112,963

Arizona (1.9%)

Arizona School Facilities Board
  Revenue Bonds
  State School Trust
  Series 2004A (AMBAC)
   07-01-18               5.75                   2,750,000        3,230,948
Mesa Municipal Development Corporation
  Refunding Revenue Bonds
  Series 2001 (FSA)
   01-01-05               4.00                   1,000,000        1,005,740
Tempe Union High School District #213
  Unlimited General Obligation Refunding Bonds
  Series 2002 (FSA)
   07-01-06               5.00                   3,500,000        3,685,850
Total                                                             7,922,538

Arkansas (0.1%)

Arkansas Development Finance Authority
  Revenue Bonds
  Arkansas Development Finance Authority Guaranty
  Series 2000B
  (AMBAC) A.M.T.
   12-01-20               5.80                     500,000          532,345

California (13.9%)

California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities
  2nd Series 1997A (GNMA/FNMA/FHLMC) A.M.T.
   09-01-29               7.00                     190,000          191,064
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09               5.25                   8,000,000        8,879,920
Cerritos Public Financing Authority
  Tax Allocation Bonds
  Redevelopment Project
  Series 2002A (AMBAC)
   11-01-24               5.00                   2,340,000        2,469,308
Delta Counties Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities
  Series 1998A (MBIA/GNMA/FNMA) A.M.T.
   06-01-24               6.70                     165,000          167,043
Fairfield-Suisun Unified School District
  Unlimited General Obligation Bonds
  Election 2002
  Series 2004 (MBIA)
   08-01-28               5.50                   3,000,000        3,244,500
Fontana Unified School District
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1995C (FGIC)
   05-01-20               6.15                   6,000,000        6,749,760
Sacramento Municipal Utility District
  Revenue Bonds
  Sacramento Municipal Utility District
  Series 2003R (MBIA)
   08-15-23               5.00                   2,370,000        2,479,186
San Diego Convention Center
  Expansion Financing Authority
  Revenue Bonds
  Series 1998A (AMBAC)
   04-01-12               5.25                   3,065,000        3,403,437
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Series 2002D (FGIC)
   07-01-21               5.25                   2,850,000        3,226,457
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25                   4,000,000        4,332,560

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

California (cont.)

San Jose Redevelopment Agency
  Tax Allocation Bonds
  Merged Area Redevelopment Project
  Series 2002 (MBIA)
   08-01-32               5.00%                 $5,000,000       $5,062,600
Santa Clara Valley Transportation Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   04-01-36               5.50                   2,000,000(h)     2,140,880
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-27               5.25                   5,000,000        5,219,550
State of California
  Unlimited General Obligation Bonds
  Series 2004A (MBIA)
   07-01-11               5.00                   5,900,000        6,550,416
Sweetwater Union High School District
  Certificate of Participation
  Series 2002 (FSA)
   09-01-21               5.00                   3,255,000        3,468,203
Total                                                            57,584,884

Colorado (2.2%)

Boulder, Larimer & Weld Counties
  St. Vrain Valley School District
  Unlimited General Obligation Refunding Bonds
  Series 2002 (MBIA)
   12-15-10               5.00                   2,000,000        2,210,080
Broomfield
  Certificate of Participation
  Open Space Park & Recreation Facilities
  Series 2000 (AMBAC)
   12-01-20               5.50                   1,000,000        1,102,770
Colorado Educational & Cultural Facilities Authority
  Refunding Revenue Bonds
  Improvements University Lab School
  Series 2004 (XLCA)
   06-01-33               5.00                   2,000,000        2,021,820
Douglas & Elbert Counties School District R-1
  Un-refunded Unlimited General Obligation Bonds
  Improvements
  Series 1994A (MBIA)
   12-15-16               6.50                      65,000           66,256
University of Colorado
  Certificate of Participation
  Master Lease Purchase Agreement
  Series 2003A (AMBAC)
   06-01-23               5.00                   3,700,000        3,875,269
Total                                                             9,276,195

Delaware (0.1%)

State Health Facilities Authority
  Pre-refunded Revenue Bonds
  Medical Center of Delaware
  Series 1989 (MBIA)
   10-01-15               7.00                     325,000          325,000

District of Columbia (0.7%)

Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001II-R Inverse Floater (MBIA) A.M.T.
   10-01-27               9.11                   2,500,000(g)     2,791,750

Florida (4.0%)

Broward County School Board
  Certificate of Participation
  Series 2003 (MBIA)
   07-01-24               5.00                   3,000,000        3,125,460
County of Leon
  Certificate of Participation
  Master Lease Program
  Series 1997 (MBIA)
   07-01-17               5.13                   1,960,000        2,077,110
Jacksonville
  Refunding Revenue Bonds
  Improvements
  Series 2002A (AMBAC)
   10-01-13               5.50                   3,030,000        3,502,771
Orange County
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   10-01-12               5.50                   3,000,000        3,435,990
State Board of Education
  Revenue Bonds
  Series 2000C (FGIC)
   07-01-16               5.25                   4,000,000        4,406,200
Total                                                            16,547,531

Georgia (3.3%)

Cherokee County Water & Sewer Authority
  Revenue Bonds
  Series 1995 Escrowed to Maturity (MBIA)
   08-01-25               5.20                     535,000          589,816
Cherokee County Water & Sewer Authority
  Un-refunded Balance Revenue Bonds
  Series 1995 (MBIA)
   08-01-25               5.20                   2,665,000        2,938,696
City of Atlanta
  Refunding Revenue Bonds
  Series 1994A Escrowed to Maturity (AMBAC)
   01-01-08               6.50                   2,750,000        3,112,065
City of Atlanta
  Revenue Bonds
  Series 2000B (FGIC) A.M.T.
   01-01-08               5.63                   3,190,000        3,471,167
County of Fulton
  Revenue Bonds
  Series 1992 Escrowed to Maturity (FGIC)
   01-01-14               6.38                   3,125,000        3,712,905
County of Fulton
  Un-refunded Balance Revenue Bonds
  Series 1992 (FGIC)
   01-01-14               6.38                     125,000          148,249
Total                                                            13,972,898

Illinois (7.7%)

City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25                   2,500,000        2,754,400
City of Chicago
  Unlimited General Obligation Refunding Bonds
  Series 2001A (MBIA)
   01-01-31               5.00                   4,000,000        4,060,280
County of Cook
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   11-15-29               5.25                   3,310,000        3,436,707
Lake County Community High School
  District #127 - Grayslake
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 2002B (FGIC)
   02-01-16               5.32                   4,000,000(b)     2,430,600
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion
  Series 2002A (MBIA)
   06-15-42               5.25                   9,325,000        9,682,054
Southern Illinois University
  Revenue Bonds
  Capital Appreciation Housing & Auxiliary
  Zero Coupon
  Series 1999A (MBIA)
   04-01-26               5.55                   4,000,000(b)     1,289,360
St. Clair County Public Building Commission
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1997B (FGIC)
   12-01-14               5.95                   2,000,000(b)     1,306,200
State of Illinois
  Unlimited General Obligation Bonds
   1st Series 2001 (FSA)
   05-01-26               5.25                   3,500,000        3,671,850
State of Illinois
  Unlimited General Obligation Bonds
   1st Series 2002 (MBIA)
   07-01-10               5.38                   1,500,000        1,683,750
University of Illinois
  Certificate of Participation
 Integrated Project
  Series 2001 (AMBAC)
   10-01-05               3.80                   2,000,000        2,040,420
Total                                                            32,355,621

Indiana (2.0%)

Clark-Pleasant Community School Building Corporation
  Revenue Bonds
   1st Mortgage
  Series 2001 (AMBAC)
   07-15-16               5.50                   1,000,000        1,124,160

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Indiana (cont.)

Health Facility Financing Authority
  Refunding Revenue Bonds
  Columbus Regional Hospital
  Series 1993 (FSA)
   08-15-15               7.00%                 $5,000,000       $6,274,150
Indiana University
  Revenue Bonds
  Student Fees
  Series 2003O (FGIC)
   08-01-22               5.00                   1,000,000        1,052,640
Total                                                             8,450,950

Kansas (0.2%)

Sedgwick & Shawnee Counties
  Revenue Bonds
  Mortgage-backed Securities
  Series 1997A-1 (GNMA) A.M.T.
   06-01-29               6.95                   700,000            712,754

Kentucky (0.4%)

State Turnpike Authority
  Refunding Revenue Bonds
  Revitalization Project
  Series 2001A (AMBAC)
   07-01-13               5.50                 1,275,000          1,464,937

Louisiana (1.1%)

Lafayette Public Power Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   11-01-12               5.00                   1,180,000        1,307,287
Lafayette Public Power Authority
  Refunding Revenue Bonds
  Series 2003B (AMBAC)
   11-01-11               5.00                   2,800,000        3,099,656
Total                                                             4,406,943

Maine (0.9%)

State Turnpike Authority
  Revenue Bonds
  Series 2003 (AMBAC)
   07-01-26               5.00                   3,750,000        3,868,350

Massachusetts (2.7%)

City of Boston
  Refunding Revenue Bonds
  Boston City Hospital
  Series 2002 (MBIA)
   08-01-18               5.00                   2,000,000        2,134,740
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Series 2002II-R Inverse Floater (FGIC)
   11-01-15               9.23                   5,000,000(g)     6,649,900
Fall River
  Limited General Obligation Bonds
  Series 2003 (FSA)
   02-01-16               5.25                   2,140,000        2,405,103
Total                                                            11,189,743

Michigan (2.0%)

Detroit
  Revenue Bonds
  Senior Lien
  Series 2003A (MBIA)
   07-01-21               5.00                   1,350,000        1,428,570
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15               5.38                   1,940,000        2,166,456
Jackson Public Schools
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1999 (FGIC)
   05-01-22               5.38                   1,000,000        1,125,930
Lincoln Park School District
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1996 (FGIC)
   05-01-26               5.90                   1,500,000        1,610,940
Western Township Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-10               5.00                   2,000,000        2,202,240
Total                                                             8,534,136

Mississippi (0.2%)

Mississippi Home Corporation
  Revenue Bonds
  Series 1997H (GNMA/ FNMA) A.M.T.
   12-01-29               6.70                     880,000          944,205

Missouri (1.8%)

City of Sikeston
  Refunding Revenue Bonds
  Series 1992 (MBIA)
   06-01-10               6.20                   6,370,000        7,411,240

Montana (1.3%)

Montana Board of Investment
  Refunded Revenue Bonds
  Payroll Tax
  Series 1991 Escrowed to Maturity (MBIA)
   06-01-20               6.88                   4,420,000        5,339,570

Nebraska (0.9%)

Nebraska Public Power District
  Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25                   3,500,000        3,780,840

Nevada (1.5%)

Washoe County Airport Authority
  Refunding Revenue Bonds
  Series 2003 (FSA)
   07-01-07               5.00                   2,820,000        3,021,658
   07-01-08               5.00                   2,965,000        3,219,071
Total                                                             6,240,729

New Mexico (0.2%)

New Mexico Highway Commission
  Revenue Bonds
  Sub Lien Tax
  Series 2002B (AMBAC)
   06-15-05               5.00                   1,000,000        1,023,430

New York (8.2%)

City of Buffalo
  Unlimited General Obligation Bonds
  Series 2001D (FGIC)
   12-15-05               5.00                     940,000          976,961
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00                   4,320,000        4,394,563
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-25               5.25                   4,000,000        4,233,040
New York City Health & Hospital Corporation
  Revenue Bonds
  Health System
  Series 2002A (FSA)
   02-15-18               5.50                   2,150,000        2,390,198
   02-15-19               5.50                   1,250,000        1,388,800
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2002C Escrowed to Maturity (FSA)
   08-01-10               5.25                   1,000,000        1,127,310
New York State Dormitory Authority
  School District Financing Program
  Revenue Bonds
  Series 2002D (MBIA)
   10-01-10               5.00                   2,000,000        2,216,440
New York State Thruway Authority
  Refunding Revenue Bonds
  Series 2002C (AMBAC)
   04-01-14               5.50                   5,000,000        5,647,500
New York State Thruway Authority
  Revenue Bonds
  Series 2003A (MBIA)
   04-01-13               5.25                   6,000,000        6,790,800
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  General Purpose
  Series 2001A (MBIA)
   01-01-32               5.00                   5,000,000        5,090,700
Total                                                            34,256,312

North Carolina (1.2%)

Concord
  Certificate of Participation
  Series 1996B (MBIA)
   06-01-16               5.75                   1,480,000        1,597,009
Kannapolis
  Revenue Bonds
  Series 2001B (FSA) A.M.T.
   02-01-21               5.25                   1,000,000        1,072,970

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

North Carolina (cont.)

North Carolina Capital Facilities Finance Agency
  Revenue Bonds
  Johnson & Wales University Project
  Series 2003A (XLCA)
   04-01-11               5.00%                 $1,120,000       $1,242,808
Piedmont Triad Airport Authority
  Revenue Bonds
  Series 1999B (FSA) A.M.T.
   07-01-21               6.00                   1,000,000        1,119,190
Total                                                             5,031,977

Ohio (3.1%)

Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-33               5.00                   2,500,000        2,548,550
Kettering City School District
  Unlimited General Obligation Bonds
  School Improvement
  Series 2003 (FGIC)
   12-01-30               5.00                   5,000,000        5,104,000
Lakewood City School District
  Unlimited General Obligation Bonds
  Library Improvement
  Series 2003 (FSA)
   12-01-23               4.50                   1,000,000        1,002,420
West Muskingum Local School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-30               5.00                   4,325,000        4,414,960
Total                                                            13,069,930

Oklahoma (0.7%)

McAlester Public Works Authority
  Pre-refunded Revenue Bonds
  Improvements
  Series 1995 (FSA)
   12-01-17               5.25                   1,470,000        1,662,791
   12-01-18               5.25                   1,000,000        1,131,150
Total                                                             2,793,941

Oregon (1.3%)

Oregon State Bond Bank
  Revenue Bonds
  Oregon Economic Community Development Department
  Series 2000A (MBIA)
   01-01-19               5.50                   2,520,000        2,781,021
Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003A (FSA)
   04-01-18               5.00                   2,460,000        2,643,049
Total                                                             5,424,070

Pennsylvania (2.9%)

Berks County
  Unlimited General Obligation Bonds
  Series 2002B (AMBAC)
   11-15-07               5.60                   1,925,000        2,117,057
County of Allegheny
  Unlimited General Obligation
  Refunding Bonds
  Series 2003C-56 (FSA)
   10-01-09               5.00                   3,000,000        3,307,441
Harrisburg Authority
  Pre-refunded Revenue Bonds
  Pooled Bond Program
  Series 1997II (MBIA)
   09-15-22               5.63                   2,000,000        2,202,660
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2003 (AMBAC)
   11-01-08               3.13                   3,000,000        3,070,740
Robinson Township Municipal Authority
  Revenue Bonds
  Series 1989 Escrowed To Maturity (FGIC)
   11-15-19               6.00                   1,290,000        1,526,921
Total                                                            12,224,819

Puerto Rico (3.0%)

Puerto Rico Electric Power Authority
  Revenue Bonds
  Residuals
  Series 2002 Inverse Floater (MBIA)
   07-01-17               9.26                   7,500,000(c,g)  10,136,250
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25                   2,000,000(c,h)   2,228,580
Total                                                            12,364,830

Rhode Island (0.5%)

Rhode Island Health & Educational Building Corporation
  Refunding Revenue Bonds
  Higher Education - Johnson & Wales
  Series 2003 (XLCA)
   04-01-11               5.00                   1,865,000        2,063,716

South Carolina (2.0%)

Piedmont Municipal Power Agency
  Refunding Revenue Bonds
  Electric
  Series 1991 (FGIC)
   01-01-21               6.25                   1,000,000        1,247,690
South Carolina Transportation Infrastructure Bank
  Pre-refunded Revenue Bonds
  Series 1999A (AMBAC)
   10-01-14               5.50                   4,000,000        4,572,600
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25                   2,500,000        2,599,100
Total                                                             8,419,390

Tennessee (2.1%)

Knox County Health Educational &
  Housing Facilities Board
  Refunding Revenue Bonds
  Improvements
  Series 2002C (MBIA)
   01-01-07               5.00                   3,780,000        4,008,992
   01-01-08               5.00                   4,595,000        4,951,572
Total                                                             8,960,564

Texas (7.0%)

Bryan
  Refunding Revenue Bonds
  Improvements
  Series 2001 (FSA)
   07-01-05               5.00                   2,390,000        2,448,316
City of Austin
  Un-refunded Balance Revenue Bonds
  Series 1994 (FGIC)
   05-15-24               5.75                   5,895,000        5,924,946
City of Houston
  Refunding Revenue Bonds
  Combination First Lien
  Series 2004A (FSA)
   05-15-22               5.25                   4,660,000        5,033,779
Corsicana
  Refunding Revenue Bonds
  Series 1997A (FGIC)
   08-15-22               5.75                   1,575,000        1,715,443
County of Harris
  Refunding Revenue Bonds
  Senior Lien
  Toll Road
  Series 2004 (FGIC)
   08-15-28               5.00                   2,000,000        2,033,240
Raven Hills Higher Education Corporation
  Revenue Bonds
  Bobcat Village LLC-Southwest
  Series 2001A (AMBAC)
   06-01-17               5.38                   1,460,000        1,597,590
   06-01-18               5.38                   1,535,000        1,666,473
Richardson Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-11               4.00                   5,000,000        5,242,750

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Texas (cont.)

Socorro Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   08-15-05               4.00%                   $670,000         $683,219
Wilson County Memorial Hospital District
  Limited General Obligation Bonds
  Series 2003 (MBIA)
   02-15-28               5.13                   3,000,000        3,071,160
Total                                                            29,416,916

Utah (1.5%)

Utah Municipal Finance Cooperative
  Tax Allocation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1990 (FSA)
   03-01-09               2.76                   4,835,000(b)     4,194,217
Utah State Building Ownership Authority
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1998B (FSA)
   05-15-05               3.82                   2,000,000(b)     1,978,940
Total                                                             6,173,157

Virginia (2.7%)

Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28               5.13                   3,000,000        3,099,270
   01-15-35               5.00                   8,000,000        8,136,000
Total                                                            11,235,270

Washington (4.1%)

Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2003A (MBIA)
   07-01-12               5.50                   5,000,000        5,709,999
Port of Seattle
  Revenue Bonds
  Sub Lein
  Series 1999B (FGIC) A.M.T.
   09-01-10               5.50                   4,420,000        4,917,162
State of Washington
  Limited General Obligation Bonds
  Motor Vehicle Fuel Tax
  Series 2003B (FGIC)
   07-01-12               5.00                   3,500,000        3,881,220
Yakima County
  Limited General Obligation Bonds
  Series 2002 (AMBAC)
   12-01-21               5.00                   2,425,000        2,549,500
Total                                                            17,057,881

West Virginia (0.6%)

West Virginia Higher Education Policy Commission
  Revenue Bonds
  Higher Education Facilities
  Series 2004B (FGIC)
   04-01-29               5.00                   2,500,000        2,557,600

Total municipal bonds

(Cost: $382,900,822)                                           $397,345,074

Municipal notes (3.6%)
Issue(d,e,f)           Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity
California (1.5%)

California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2001U
  (Bank of New York) MBIA A.M.T.
   08-01-32               1.67%                 $3,000,000       $3,000,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2002J
  (Lloyds TSB Bank) MBIA A.M.T.
   02-01-33               1.67                   3,000,000        3,000,000
Total                                                             6,000,000

Missouri (--%)

Missouri State Health & Educational Facilities Authority
  Revenue Bonds
  Cox Health System
  V.R.D.B. Series 2002
  (Bank of Nova Scotia) AMBAC
   06-01-22               1.65                     100,000          100,000

New Jersey (--%)

New Jersey Economic Development Authority
  Refunding Revenue Bonds
  United Water New Jersey Project
  V.R.D.B. Series 1996C
  (Bank of New York) AMBAC A.M.T.
   11-01-25               1.70                     300,000          300,000

Pennsylvania (0.4%)

Philadelphia Hospitals & Higher Education
  Facilities Authority
  Revenue Bonds
  Childrens Hospital Project
  V.R.D.B. Series 2002C
  (JP Morgan Chase Bank) MBIA
   07-01-31               1.66                   1,800,000        1,800,000

Texas (0.2%)

Harris County Health Facilities Development Authority
  Revenue Bonds
  Texas Medical Center Project
  V.R.D.B. Series 2001
  (Chase Manhattan Bank) MBIA
   09-01-31               1.67                     975,000          975,000

Washington (1.4%)

Washington Health Care Facilities Authority
  Revenue Bonds
  Providence Services
  V.R.D.B. Series 2002
  (JP Morgan Chase Bank) MBIA
   12-01-30               1.67                   5,800,000        5,800,000

Total municipal notes
(Cost: $14,975,000)                                             $14,975,000

Total investments in securities
(Cost: $397,875,822)(i)                                        $412,320,074

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- AXP INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2004.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.0% of net assets at Sept. 30, 2004.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA        --        ACA Financial Guaranty Corporation

      AMBAC      --        American Municipal Bond Association Corporation

      BIG        --        Bond Investors Guarantee

      CGIC       --        Capital Guaranty Insurance Company

      FGIC       --        Financial Guaranty Insurance Company

      FHA        --        Federal Housing Authority

      FNMA       --        Federal National Mortgage Association

      FHLMC      --        Federal Home Loan Mortgage Corporation

      FSA        --        Financial Security Assurance

      GNMA       --        Government National Mortgage Association

      MBIA       --        MBIA Insurance Corporation

      XLCA       --        XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

      A.M.T.     --        Alternative Minimum Tax -- At Sept. 30, 2004, the
                           value of securities subject to alternative minimum tax represented 5.3% of net assets.

      B.A.N.     --        Bond Anticipation Note

      C.P.       --        Commercial Paper

      R.A.N.     --        Revenue Anticipation Note

      T.A.N.     --        Tax Anticipation Note

      T.R.A.N.   --        Tax & Revenue Anticipation Note

      V.R.       --        Variable Rate

      V.R.D.B.   --        Variable Rate Demand Bond

      V.R.D.N.   --        Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2004.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Sept. 30, 2004. At Sept. 30, 2004, the value of inverse floaters represented 4.7% of net assets.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2004.

(i) At Sept. 30, 2004, the cost of securities for federal income tax purposes was approximately $397,876,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $15,328,000
      Unrealized depreciation                                        (884,000)
                                                                     --------
      Net unrealized appreciation                                 $14,444,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
6 -- AXP INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

                                                             S-6327-80 A (11/04)

                               PORTFOLIO HOLDINGS

                                      FOR

                       AXP(R) CALIFORNIA TAX-EXEMPT FUND

                      AXP(R) MASSACHUSETTS TAX-EXEMPT FUND

                        AXP(R) MICHIGAN TAX-EXEMPT FUND

                        AXP(R) MINNESOTA TAX-EXEMPT FUND

                        AXP(R) NEW YORK TAX-EXEMPT FUND

                          AXP(R) OHIO TAX-EXEMPT FUND

                               AT SEPT. 30, 2004

Investments in Securities

AXP California Tax-Exempt Fund

Sept. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.9%)

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(e,f)

ABAG Finance Authority for Nonprofit Corporations
  Certificate of Participation
  National Center for International Schools Project
  Series 1996
   05-01-26               7.38%                 $2,200,000       $2,276,340
ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13                   2,000,000        2,136,660
Alhambra City Elementary School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FSA)
   09-01-22               5.95                   1,055,000(i)       433,647
Anaheim Public Financing Authority
  Revenue Bonds
  Capital Appreciation
  Public Improvements Project
  Zero Coupon
  Series 1997C (FSA)
   09-01-25               5.61                   2,170,000(i)       724,281
Anaheim Union High School District
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   08-01-16               5.38                   1,550,000        1,743,099
Beaumont Financing Authority
  Revenue Bonds
  Series 2000A
   09-01-32               7.38                   1,955,000        2,096,268
Beverly Hills Public Financing Authority
  Revenue Bonds
  Capital Improvements Project
  Series 1998A
   06-01-23               5.00                   3,000,000        3,094,830
California Educational Facilities Authority
  Revenue Bonds
  Stanford University
  Series 1997N
   12-01-27               5.20                   1,000,000        1,031,450
California Educational Facilities Authority
  Revenue Bonds
  University of Southern California
  Series 2003A
   10-01-33               5.00                   2,000,000        2,030,680

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP California Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(e,f)

California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25%                 $2,500,000       $2,530,925
California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35                   2,500,000        2,607,350
California Infrastructure & Economic Development Bank
  Revenue Bonds
  American Center for Wine, Food & Arts
  Series 1999 (ACA)
   12-01-19               5.70                   2,500,000        2,624,975
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Bay Area Toll Bridges
  1st Lien
  Series 2003A (FGIC)
   07-01-29               5.00                   2,000,000        2,044,280
California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  2nd Series 1997A (GNMA/FNMA/FHLMC) A.M.T.
   09-01-29               7.00                     185,000          186,036
California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  5th Series 1998B (GNMA/FNMA) A.M.T.
   12-01-29               6.35                     200,000          203,042
California State Department of Transportation
  Federal Highway Grant Anticipation
  Revenue Bonds
  Series 2004A (FGIC)
   02-01-12               5.00                   2,000,000        2,216,960
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09               5.25                   3,200,000        3,551,968
   05-01-10               5.25                   3,000,000        3,341,820
   05-01-15               6.00                   2,000,000        2,351,660
California State Public Works Board
  Revenue Bonds
  Department of General Services
  Capital East End
  Series 2002A
   12-01-06               5.00                   1,000,000        1,061,870
California Statewide Communities
  Development Authority
  Revenue Bonds
  Thomas Jefferson School of Law Project
  Series 2001
   10-01-31               7.75                   2,500,000        2,668,500
Cerritos Public Financing Authority
  Tax Allocation Bonds
  Redevelopment Project
  Series 2002A (AMBAC)
   11-01-24               5.00                   2,000,000        2,110,520
City of Redlands
  Refunding Bonds
  Certificate of Participation
  Series 2003 (AMBAC)
   09-01-12               5.00                   1,100,000        1,227,787
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00                   1,000,000(d,j)   1,029,000
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Public Improvement
  Series 2001A (XLCA)
   07-01-17               5.50                   1,000,000(d)     1,168,000
Contra Costa County
  Revenue Bonds
  Cypress Meadows Project
  Series 1998E A.M.T.
   09-01-28               7.00                   2,000,000(b)     1,765,800
County of Riverside
  Certificate of Participation
  Series 1998 (MBIA)
   12-01-21               5.00                   1,530,000        1,603,823
County of San Diego
  Certificate of Participation
  Series 1993 Inverse Floater (AMBAC)
   09-01-07               9.22                   3,200,000(c)     3,831,040
Desert Sands Unified School District
  Refunding Bonds
  Certificate of Participation
  Series 2003 (MBIA)
   03-01-17               5.25                   1,135,000        1,257,909
Encinitas Union School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1996 (MBIA)
   08-01-15               5.85                   2,500,000(i)     1,579,450
Fontana Unified School District
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1995C (FGIC)
   05-01-20               6.15                   3,470,000        3,903,611
Fontana Unified School District
  Unlimited General Obligation Bonds
  Convertible Capital Appreciation
  Series 1997D (FGIC)
   05-01-22               5.75                   2,000,000        2,234,420
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28               5.38                   2,500,000        2,590,975
Inglewood Redevelopment Agency
  Refunding Tax Allocation Bonds
  Merged Redevelopment Project
  Series 1998A (AMBAC)
   05-01-23               5.25                   1,100,000        1,223,838
Intercommunity Hospital Financing Authority
  Certificate of Participation
  Series 1998 (ACA)
   11-01-19               5.25                   1,250,000        1,281,688
La Palma Community Development Commission
  Refunding Tax Allocation Bonds
  La Palma Community Development Project #1
  Series 2001 (ACA)
   06-01-21               5.50                   1,830,000        1,912,167
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10                   2,815,000        3,056,414
Lancaster Redevelopment Agency
  Refunding Tax Allocation Bonds
  Combined Redevelopment Project Areas
  Series 2003 (MBIA)
   08-01-17               5.13                   1,840,000        2,065,308
Los Angeles County Public Works Financing Authority
  Revenue Bonds
  Multiple Capital Facilities Project
  Series 1997V-B (AMBAC)
   12-01-29               5.13                   1,000,000        1,028,310
Los Angeles County Sanitation Districts
  Financing Authority
  Revenue Bonds
  Capital           Project
  Series 2003A (FSA)
   10-01-13               5.00                   2,000,000        2,235,340

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP California Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(e,f)

Los Angeles Department of Airports
  Refunding Revenue Bonds
  Los Angeles International Airport
  Series 2003B (MBIA)
   05-15-08               5.00%                 $2,000,000       $2,183,140
Los Angeles Department of Water & Power
  Revenue Bonds
  Power System
  Series 2003B (FSA)
   07-01-16               5.13                   1,460,000        1,607,650
   07-01-17               5.13                   2,315,000        2,540,064
Los Angeles Harbor Department
  Revenue Bonds
  Series 1988 Escrowed to Maturity
   10-01-18               7.60                   1,000,000        1,273,380
Los Angeles Unified School District
  General Obligation Bonds
  Series 2001A (FSA)
   07-01-21               5.00                   2,000,000        2,115,380
Los Angeles Unified School District
  Certificate of Participation
  Multiple Properties Project
  Series 2002B Escrowed to Maturity (FSA)
   10-01-06               5.00                   1,000,000        1,059,010
Los Angeles Unified School District
  Certificate of Participation
  Multiple Properties Project
  Series 2002B (FSA)
   10-01-08               5.00                   1,000,000        1,100,740
Menlo Park
  Unlimited General Obligation Bonds
  Series 2002
   08-01-32               5.30                   1,900,000        1,989,699
Metropolitan Water District of Southern California
  Pre-refunded Revenue Bonds
  Series 1997A
   07-01-26               5.00                   2,355,000        2,585,013
Metropolitan Water District of Southern California
  Un-refunded Revenue Bonds
  Series 1997A
   07-01-26               5.00                     645,000          659,654
Mountain View Los Altos Union High School District
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1995A
   08-01-15               5.75                   1,200,000        1,266,024
Oxnard School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2001A (MBIA)
   08-01-30               5.75                   2,575,000        2,914,179
Paramount Redevelopment Agency
  Tax Allocation Bonds
  Redevelopment Project Area #1
  Series 2003 (MBIA)
   08-01-15               5.00                   2,000,000        2,204,260
Pittsburg Redevelopment Agency
  Tax Allocation Bonds
  Los Medanos Community Development Project
  Zero Coupon
  Series 1999 (AMBAC)
   08-01-24               6.05                   2,100,000(i)       744,807
Port of Oakland
  Revenue Bonds
  Series 1997G (MBIA) A.M.T.
   11-01-25               5.38                   3,080,000        3,227,378
Port of Oakland
  Revenue Bonds
  Series 2000K (FGIC) A.M.T.
   11-01-18               5.63                   1,000,000        1,086,450
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25                   1,000,000(d,h)   1,114,290
Richmond Joint Powers Financing Authority
  Refunding Revenue Bonds
  Lease & Gas Tax
  Series 1995A
   05-15-13               5.25                   2,000,000        1,969,020
Sacramento City Financing Authority
  Revenue Bonds
  City Hall & Redevelopment Projects
  Series 2002A (FSA)
   12-01-19               5.38                   1,580,000        1,752,220
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble Project
  Series 1995
   07-01-10               6.38                     500,000          528,030
Sacramento Municipal Utility District
  Refunding Revenue Bonds
  Series 2003S (FSA)
   11-15-10               5.00                   2,500,000        2,781,475
San Bernardino Joint Powers Financing Authority
  Refunding Tax Allocation Bonds
  Series 2002
   04-01-26               6.63                   2,000,000        2,080,620
San Diego Public Water Facilities Financing Authority
  Revenue Bonds
  Series 2002 (MBIA)
   08-01-26               5.00                   2,500,000        2,556,825
San Francisco Bay Area Rapid Transit District
  Revenue Bonds
  Series 2001 (AMBAC)
   07-01-36               5.13                   2,000,000        2,042,480
San Francisco City & County Airports Commission
  Refunding Revenue Bonds
  2nd Series 2001-27B (FGIC)
   05-01-16               5.25                   2,170,000        2,372,461
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25                   2,000,000        2,166,280
San Jose Financing Authority
  Revenue Bonds
  Civic Center Project
  Series 2002B (AMBAC)
   06-01-37               5.00                   3,000,000        3,032,190
San Juan Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999 (FSA)
   08-01-21               5.68                     820,000(i)       362,178
   08-01-24               5.70                   1,810,000(i)       654,532
San Mateo County Community College District
  Unlimited General Obligation Bonds
  Election of 2001
  Series 2002A (FGIC)
   09-01-18               5.38                   1,000,000        1,111,890
San Ramon
  Refunding Bonds
  Certificate of Participation
  Series 2001 (AMBAC)
   03-01-21               5.00                   1,835,000        1,920,346
Santa Clara Valley Transportation Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   04-01-36               5.50                   1,500,000(h)     1,605,660

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP California Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(e,f)

Santa Maria Joint Union High School District
  Unlimited General Obligation Bonds
  Election of 2000
  Series 2003B (FSA)
   08-01-27               5.00%                 $3,000,000       $3,089,700
South Tahoe Joint Powers Financing Authority
  Refunding Revenue Bonds
  Redevelopment Project Area #1
  Series 1995B
   10-01-20               6.25                   2,700,000        2,862,270
Southern California Public Power Authority
  Revenue Bonds
  Series 1992
   07-01-12               6.00                     100,000          100,441
State of California
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   02-01-30               5.25                   2,500,000        2,571,700
State of California
  Unlimited General Obligation Bonds
  Series 2000
   05-01-19               5.63                   3,000,000        3,337,860
   10-01-25               5.38                   2,500,000        2,634,725
State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-11               5.50                   2,825,000        3,193,606
   03-01-31               5.13                   2,500,000        2,538,350
   06-01-31               5.13                   2,500,000        2,539,675
State of California
  Unlimited General Obligation Bonds
  Series 2002
   02-01-15               6.00                   1,000,000        1,182,270
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-10               5.00                   1,000,000        1,091,270
   02-01-21               5.25                   2,500,000        2,671,450
   02-01-29               5.25                   2,500,000        2,574,875
   02-01-32               5.00                   2,500,000        2,518,000
State of California
  Unlimited General Obligation Bonds
  Series 2004
   04-01-34               5.25                   2,200,000        2,275,372
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33               5.00                   2,500,000        2,549,000
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11               5.25                   5,000,000        5,569,051
State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23               5.00                   2,500,000(h)     2,722,600
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-22               5.00                   2,000,000        2,074,260
   11-01-23               5.13                   2,500,000        2,607,775
   11-01-24               5.13                   2,000,000        2,074,600
State of California
  Unlimited General Obligation Bonds
  Veterans
  Series 2000B A.M.T.
   12-01-12               4.95                   2,250,000        2,329,785
   12-01-13               5.05                   1,435,000        1,491,065
   12-01-14               5.15                   2,535,000        2,640,025
Stockton
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1990A (FNMA/GNMA)
  A.M.T.
   02-01-23               7.50                      40,000           42,746
University of California
  Revenue Bonds
  Multiple Purpose
  Series 2000K (FGIC)
   09-01-20               5.00                   1,010,000        1,062,661
University of California
  Revenue Bonds
  Multiple Purpose Projects
  Series 2003Q (FSA)
   09-01-18               5.00                   2,000,000        2,143,560
Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29               5.00                   2,500,000        2,539,250
   01-01-34               5.00                   1,000,000        1,011,750
West Contra Costa Unified School District
  Unlimited General Obligation Bonds
  Election of 2000
  Series 2003C (FGIC)
   08-01-06               3.00                   1,985,000        2,028,571
   08-01-12               4.00                   1,000,000        1,043,120
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  Series 2001
   09-01-31               6.88                   1,000,000        1,049,950
Whittier Union High School District
  Unlimited General Obligation Bonds
  Election of 1999
  Series 2003D (FSA)
   08-01-28               5.00                   2,615,000        2,667,692

Total municipal bonds
(Cost: $199,667,386)                                           $207,498,391

Municipal notes (4.2%)

Issue(e,f,g,h)         Effective                  Amount           Value(a)
                         yield                  payable at
                       maturity
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2001U (Bank of New York)
  MBIA A.M.T.
   08-01-32               1.72%                 $1,600,000       $1,600,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2002B (Lloyds TSB Bank)
  FSA A.M.T.
   08-01-33               1.85                   2,600,000        2,600,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.B. Series 2003U FSA A.M.T.
   02-01-31               1.72                   1,900,000        1,900,000
   02-01-32               1.72                   1,200,000        1,200,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.B. Series 2002B-6 (State Street)
   05-01-22               1.73                   1,850,000        1,850,000

Total municipal notes
(Cost: $9,150,000)                                               $9,150,000

Total investments in securities
(Cost: $208,817,386)(k)                                        $216,648,391

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP California Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Sept. 30, 2004. At Sept. 30, 2004, the value of inverse floaters represented 1.8% of net assets.

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.5% of net assets at Sept. 30, 2004.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA        --     ACA Financial Guaranty Corporation

      AMBAC      --     American Municipal Bond Association Corporation

      BIG        --     Bond Investors Guarantee

      CGIC       --     Capital Guaranty Insurance Company

      FGIC       --     Financial Guaranty Insurance Company

      FHA        --     Federal Housing Authority

      FNMA       --     Federal National Mortgage Association

      FHLMC      --     Federal Home Loan Mortgage Corporation

      FSA        --     Financial Security Assurance

      GNMA       --     Government National Mortgage Association

      MBIA       --     MBIA Insurance Corporation

      XLCA       --     XL Capital Assurance

(f)  The following abbreviations may be used in the portfolio descriptions:

      A.M.T.     --     Alternative Minimum Tax -- At Sept. 30, 2004, the
                        value of securities subject to alternative minimum tax represented 9.3% of net assets.

      B.A.N.     --     Bond Anticipation Note

      C.P.       --     Commercial Paper

      R.A.N.     --     Revenue Anticipation Note

      T.A.N.     --     Tax Anticipation Note

      T.R.A.N.   --     Tax & Revenue Anticipation Note

      V.R.       --     Variable Rate

      V.R.D.B.   --     Variable Rate Demand Bond

      V.R.D.N.   --     Variable Rate Demand Note

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2004.

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) At Sept. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,030,230.

(k) At Sept. 30, 2004, the cost of securities for federal income tax purposes was approximately $208,817,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $8,399,000
      Unrealized depreciation                                      (568,000)
                                                                   --------
      Net unrealized appreciation                                $7,831,000
                                                                 ----------

--------------------------------------------------------------------------------
5 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Investments in Securities

AXP Massachusetts Tax-Exempt Fund

Sept. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.1%)

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Boston Metropolitan District
  Unlimited General Obligation
  Refunding Bonds
  Series 2002A
   12-01-11               5.13%                 $2,050,000       $2,297,948
City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22               5.00                   1,000,000        1,057,130
City of Boston
  Unlimited General Obligation
  Refunding Bonds
  Series 2003A (MBIA)
   02-01-07               2.63                   2,185,000        2,211,832
   02-01-23               5.00                   1,000,000        1,049,370
City of Springfield
  Limited General Obligation Bonds
  State Qualified
  Series 2003 (MBIA)
   01-15-20               5.25                   1,405,000        1,544,601
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C (FSA)
   11-01-15               5.50                   2,500,000        2,912,475
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002E
   01-01-10               5.50                   3,000,000        3,360,299
Commonwealth of Massachusetts
  Limited General Obligation
  Refunding Bonds
  Series 1997A (AMBAC)
   08-01-10               5.75                   2,185,000        2,502,218
Commonwealth of Massachusetts
  Limited General Obligation
  Refunding Bonds
  Series 2002B
   02-01-06               5.00                   2,000,000        2,081,860
Commonwealth of Massachusetts
  Pre-refunded Limited General
  Obligation Bonds
  Consolidated Loan
  Series 2002A (FGIC)
   01-01-14               5.00                   2,500,000        2,730,850
Commonwealth of Massachusetts
  Pre-refunded Limited General
  Obligation Bonds
  Consolidation Loans
  Series 2002C
   11-01-30               5.25                   2,000,000        2,247,220
Commonwealth of Massachusetts
  Pre-refunded Unlimited General
  Obligation Bonds
  Consolidated Loan
  Series 2003D
   10-01-22               5.25                   1,000,000        1,125,750
Commonwealth of Massachusetts
  Revenue Bonds
  Grant Anticipation Notes
  Series 1998A (FSA)
   06-15-09               5.25                   1,500,000        1,660,305
Commonwealth of Massachusetts
  Special Obligation Bonds
  Refunding Notes
  Federal Highway Grant Anticipation
  Series 2003A (FSA)
   12-15-14               5.00                   1,000,000        1,103,790
Freetown Lakeville Regional School District
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   01-01-13               5.00                   1,865,000        2,069,758
Massachusetts Bay Transportation Authority
  Refunding Revenue Bonds
  Series 1992B
   03-01-16               6.20                   1,500,000        1,789,575
Massachusetts Development Finance Agency
  Revenue Bonds
  1st Mortgage Berkshire Retirement
  Series 1999
   07-01-29               5.63                   1,250,000        1,208,625
Massachusetts Development Finance Agency
  Revenue Bonds
  Boston Biomedical Research
  Series 1999
   02-01-29               5.75                   1,000,000        1,007,080
Massachusetts Development Finance Agency
  Revenue Bonds
  Boston University
  Series 1999P
   05-15-29               6.00                   1,400,000        1,556,828
Massachusetts Development Finance Agency
  Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25                     750,000          807,728
Massachusetts Development Finance Agency
  Revenue Bonds
  Devens Electric System
  Series 2001
   12-01-30               6.00                   1,000,000        1,055,360
Massachusetts Development Finance Agency
  Revenue Bonds
  Massachusetts College of Pharmacy
  Series 1999B
   07-01-20               6.63                   1,000,000        1,099,860
Massachusetts Development Finance Agency
  Revenue Bonds
  May Institute Issue
  Series 1999
  (Radian Group Financial Guaranty)
   09-01-29               5.75                   1,000,000        1,053,980
Massachusetts Development Finance Agency
  Revenue Bonds
  SeMass System
  Series 2001B (MBIA) A.M.T.
   01-01-05               5.00                   2,000,000        2,016,380
Massachusetts Education Loan Authority
  Revenue Bonds
  Issue E
  Series 1994B (AMBAC) A.M.T.
   01-01-12               6.00                     325,000          331,312
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Boston College
  Series 2003N
   06-01-06               4.00                   1,000,000        1,033,380
   06-01-21               5.25                   1,000,000        1,087,100
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13                   3,000,000        3,113,940
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2003L
   07-01-13               5.00                   1,000,000        1,116,380

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP Massachusetts Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d,e)

Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25%                 $1,000,000       $1,110,620
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  New England Medical Center Hospital
  Series 2002H (FGIC)
   05-15-08               5.00                   1,655,000        1,798,770
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  North Adams Regional Hospital
  Series 1996C
   07-01-18               6.63                   1,000,000        1,019,200
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Williams College
  Series 2003H
   07-01-33               5.00                   1,750,000        1,786,225
Massachusetts Housing Finance Agency
  Revenue Bonds
  Single Family
  Series 2003-98 A.M.T.
   06-01-23               4.88                     985,000(g)       983,138
Massachusetts Municipal Wholesale Electric Company
  Revenue Bonds
  Nuclear Project #5
  Series 2001A (MBIA)
   07-01-10               5.00                   1,000,000        1,097,890
Massachusetts State College Building Authority
  Refunding Revenue Bonds
  Series 2003B (XLCA)
   05-01-07               5.00                   1,080,000        1,155,200
   05-01-08               5.00                   1,130,000        1,225,948
Massachusetts State Industrial Finance Agency
  Revenue Bonds
  Marina Bay LLC Project
  Series 1997 A.M.T.
   12-01-27               7.50                   1,000,000        1,009,600
Massachusetts State Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75                   1,000,000          999,470
Massachusetts State Port Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-18               5.00                   1,000,000        1,077,950
Massachusetts State Water Pollution Abatement
  Refunded Revenue Bonds
  Pool Program Bonds
  Series 2002-8
   08-01-20               5.00                   1,500,000        1,688,565
Massachusetts State Water Resources Authority
  Refunding Revenue Bonds
  Series 1998B (FSA)
   08-01-11               5.50                   1,930,000        2,203,983
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 1992A (FGIC)
   07-15-19               6.50                   2,000,000        2,468,760
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75                   1,000,000        1,002,260
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13                   1,000,000(c)     1,098,470
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002A Inverse Floater
  (MBIA)
   07-01-17               9.23                   1,500,000(b,c)   2,027,250
Southeastern Massachusetts
  University Building Authority
  Pre-refunded Revenue Bonds
  Series 1995A (AMBAC)
   05-01-16               5.75                   1,250,000        1,304,413
University of Massachusetts Building Authority
  Refunding Revenue Bonds
  Series 2003-1 (AMBAC)
   11-01-21               5.25                   1,000,000        1,092,250
University of Massachusetts Building Authority
  Revenue Bonds
  Series 1976 Escrowed to Maturity
   05-01-11               7.50                      65,000           75,450
Westfield Massachusetts
  Limited General Obligation
  Refunding Bonds
  Series 2003 (MBIA)
   09-01-12               5.00                   1,000,000        1,116,900
   09-01-17               5.00                     940,000        1,020,163
Worcester Massachusetts
  Limited General Obligation Bonds
  Series 2001A (FGIC)
   08-15-12               5.50                   1,400,000        1,586,830

Total municipal bonds
(Cost: $75,707,896)                                             $78,182,239

Municipal notes (3.8%)

Issue(d,e,f)           Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Asset Program
  V.R.D.B. Series 1985E (Fleet National Bank)
   01-01-35               1.72%                 $2,460,000       $2,460,000
Massachusetts State Water Resources Authority
  Refunding Revenue Bonds
  Multi-modal
  V.R.D.B. (Landesbank Baden-Wuerttemberg
  Girozentrale)
   08-01-17               1.73                     700,000          700,000

Total municipal notes
(Cost: $3,160,000)                                               $3,160,000

Total investments in securities
(Cost: $78,867,896)(h)                                          $81,342,239

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP Massachusetts Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2004.

(b) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Sept. 30, 2004. At Sept. 30, 2004, the value of inverse floaters represented 2.5% of net assets.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.8% of net assets at Sept. 30, 2004.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA        --     ACA Financial Guaranty Corporation

      AMBAC      --     American Municipal Bond Association Corporation

      BIG        --     Bond Investors Guarantee

      CGIC       --     Capital Guaranty Insurance Company

      FGIC       --     Financial Guaranty Insurance Company

      FHA        --     Federal Housing Authority

      FNMA       --     Federal National Mortgage Association

      FHLMC      --     Federal Home Loan Mortgage Corporation

      FSA        --     Financial Security Assurance

      GNMA       --     Government National Mortgage Association

      MBIA       --     MBIA Insurance Corporation

      XLCA       --     XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.     --     Alternative Minimum Tax -- At Sept. 30, 2004, the
                        value of securities subject to alternative minimum tax represented 5.3% of net assets.

      B.A.N.     --     Bond Anticipation Note

      C.P.       --     Commercial Paper

      R.A.N.     --     Revenue Anticipation Note

      T.A.N.     --     Tax Anticipation Note

      T.R.A.N.   --     Tax & Revenue Anticipation Note

      V.R.       --     Variable Rate

      V.R.D.B.   --     Variable Rate Demand Bond

      V.R.D.N.   --     Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2004.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2004.

(h) At Sept. 30, 2004, the cost of securities for federal income tax purposes was approximately $78,868,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $2,629,000
      Unrealized depreciation                                      (155,000)
                                                                   --------
      Net unrealized appreciation                                $2,474,000
                                                                 ----------

--------------------------------------------------------------------------------
8 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Investments in Securities

AXP Michigan Tax-Exempt Fund

Sept. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.5%)

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d)

Allegan Hospital Finance Authority
  Refunding Revenue Bonds
  Allegan General Hospital
  Series 1999
   11-15-21               7.00%                 $1,000,000       $1,022,660
Allen Park Public School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-12               5.00                   1,000,000        1,108,270
   05-01-18               5.00                   1,000,000        1,080,490
Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00                   1,000,000        1,023,640
Chippewa Valley Schools
  Unlimited General Obligation
  Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-21               5.00                     745,000          789,335
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00                     500,000(c,g)     514,500
Concord Academy/Boyne
  Certificate of Participation
  Series 1998
   10-01-19               7.00                     965,000          951,133
Detroit
  Pre-refunded Revenue Bonds
  Second Lien
  Series 1995A (MBIA)
   07-01-25               5.50                     500,000          519,500
Detroit
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1995A
   04-01-15               6.80                   1,000,000        1,036,300
Detroit
  Revenue Bonds
  Senior Lien
  Series 2003A (MBIA)
   07-01-34               5.00                   1,375,000        1,401,483
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25                   1,500,000        1,567,530
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15               5.38                   1,000,000        1,116,730
Detroit City School District
  Unlimited General Obligation Bonds
  School Building & Site Improvements
  Series 2003B (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-11               5.25                   1,000,000        1,125,680
Dickinson County Economic
  Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18               4.80                     500,000          501,740
Eastern Michigan University
  Refunding Revenue Bonds
  Series 2003A (FGIC)
   06-01-28               5.00                   1,000,000        1,018,400
Genesee County
  Limited General Obligation Bonds
  Sewer Disposal System #3
  Series 1996A (AMBAC)
   04-01-15               5.40                   1,000,000        1,068,580
Goodrich Area School District
  Unlimited General Obligation Bonds
  Series 2003B
  (Qualified School Bond Loan Fund)
   05-01-27               5.00                   1,000,000        1,028,110
Grand Rapids Building Authority
  Revenue Bonds
  Series 2002A (AMBAC)
   10-01-17               5.50                   1,270,000        1,434,643
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00                   1,000,000        1,023,640
Hudsonville Public Schools
  Unlimited General Obligation
  Refunding Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-27               5.15                   1,000,000        1,015,260
Jackson
  Limited General Obligation Bonds
  Capital Appreciation
  Downtown Development
  Zero Coupon
  Series 2001 (FSA)
   06-01-21               5.58                   1,450,000(b)       669,219
L'Anse Creuse Public Schools
  Unlimited General Obligation
  Refunding Bonds
  Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-11               4.00                   1,000,000        1,047,620
Lakeshore Public Schools
  Unlimited General Obligation
  Refunding Bonds
  Series 2000
  (Qualified School Bond Loan Fund)
   05-01-09               5.00                   1,400,000        1,533,952
Lansing Community College
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   05-01-12               5.00                   1,000,000        1,113,230
Lawton Community Schools
  Unlimited General Obligation Bonds
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-31               5.00                   1,000,000        1,014,780
Lincoln Park School District
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1996 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-26               5.90                   1,000,000        1,073,960

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP Michigan Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(d)

Manchester Community Schools
  Unlimited General Obligation
  Refunding Bonds
  Building & Site
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-26               5.00%                 $1,400,000       $1,436,050
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water State Revolving Fund
  Series 2002
   10-01-07               5.25                   1,000,000        1,090,790
   10-01-20               5.38                   1,000,000        1,104,940
   10-01-21               5.38                   1,000,000        1,097,720
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-09               5.25                   2,000,000        2,207,999
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003II (MBIA)
   10-15-29               5.00                   1,000,000        1,022,080
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2000I
   10-15-16               5.25                   1,000,000        1,094,810
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2001I
   10-15-08               5.50                     500,000          557,725
Michigan State Building Authority
  Revenue Bonds
  State Police Communications System
  Series 2002 Escrowed to Maturity
   10-01-07               4.00                   1,000,000        1,054,470
Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group
  Series 2003
   11-01-18               5.50                   1,000,000        1,065,240
Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 2002 (AMBAC)
   11-01-10               5.00                   2,000,000        2,214,479
Michigan Strategic Fund
  Refunding Revenue Bonds
  Detroit Edison
  Series 1990BB (MBIA)
   07-15-08               7.00                   1,000,000        1,157,680
Michigan Strategic Fund
  Refunding Revenue Bonds
  The Oxford Institute
  Series 1987A Escrowed to Maturity
   08-15-05               7.88                      25,000           26,342
Plymouth-Canton Community School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-15               5.25                     600,000          675,468
Pontiac Tax Increment Finance Authority
  Refunding Revenue Bonds
  Tax Increment
  Development Area #2
  Series 2002 (ACA)
   06-01-22               5.63                   1,000,000        1,049,320
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2002C (XLCA)
   07-01-13               5.50                   1,000,000(c)     1,163,710
Redford Township
  Pre-refunded Limited General
  Obligation Bonds
  Series 1995 (MBIA)
   04-01-16               5.25                   1,450,000        1,524,487
Saline Area Schools
  Unlimited General Obligation Bonds
  Series 2000A
  (Qualified School Bond Loan Fund)
   05-01-09               4.75                   1,000,000        1,085,010
South Lyon Community Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-28               5.00                   1,000,000        1,020,700
Southfield Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003A
  (Qualified School Bond Loan Fund)
   05-01-22               5.25                   1,025,000        1,117,455
State of Michigan
  Unlimited General Obligation Bonds
  Environmental Programs
  Series 2003A
   05-01-10               5.00                   1,000,000        1,102,810
Summit Academy
  Certificate of Participation
  Series 1998
   08-01-18               7.00                   1,110,000        1,084,958
Summit Academy North Public
  School Academy
  Certificate of Participation
  Series 2001
   07-01-30               7.38                     750,000          784,515
Van Buren Township Downtown
  Development Authority
  Tax Allocation Bonds
  Series 1994
   10-01-16               8.40                     920,000          952,458
Warren Consolidated School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC )
   05-01-13               5.00                     875,000          975,853
Waverly Community School
  Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-01-17               5.25                   1,000,000        1,083,990
Wayne State University
  Revenue Bonds
  Series 1999 (FGIC)
   11-15-19               5.25                   1,000,000        1,075,190
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-23               4.25                   1,000,000          966,890
Western Township Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-08               5.00                   1,500,000        1,621,259
Williamston Community School District
  Unlimited General Obligation Bonds
  Series 1996 (MBIA)
  (Qualified School Bond Loan Fund)
   05-01-25               5.50                   1,000,000        1,137,790
Wyandotte City School District
  Unlimited General Obligation
  Refunding Bonds
  Building & Site
  Series 2002
  (Qualified School Bond Loan Fund)
   05-01-14               5.38                   1,250,000        1,404,013

Total municipal bonds
(Cost: $59,733,620)                                             $61,756,586

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP Michigan Tax-Exempt Fund

Municipal notes (2.3%)

Issue(d,e,f)           Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity
Detroit
  Revenue Bonds
  Senior Lien
  V.R.D.B. Series 2003B
  (Dexia Credit Local) FSA
   07-01-33               1.73%                   $900,000         $900,000
University of Michigan
  Refunding Revenue Bonds
  Hospital
  V.R.D.B. Series 1992A
   12-01-19               1.72%                   $600,000         $600,000

Total municipal notes
(Cost: $1,500,000)                                               $1,500,000

Total investments in securities
(Cost: $61,233,620)(h)                                          $63,256,586

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2004.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.6% of net assets at Sept. 30, 2004.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA        --     ACA Financial Guaranty Corporation

      AMBAC      --     American Municipal Bond Association Corporation

      BIG        --     Bond Investors Guarantee

      CGIC       --     Capital Guaranty Insurance Company

      FGIC       --     Financial Guaranty Insurance Company

      FHA        --     Federal Housing Authority

      FNMA       --     Federal National Mortgage Association

      FHLMC      --     Federal Home Loan Mortgage Corporation

      FSA        --     Financial Security Assurance

      GNMA       --     Government National Mortgage Association

      MBIA       --     MBIA Insurance Corporation

      XLCA       --     XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

      A.M.T.     --     Alternative Minimum Tax

      B.A.N.     --     Bond Anticipation Note

      C.P.       --     Commercial Paper

      R.A.N.     --     Revenue Anticipation Note

      T.A.N.     --     Tax Anticipation Note

      T.R.A.N.   --     Tax & Revenue Anticipation Note

      V.R.       --     Variable Rate

      V.R.D.B.   --     Variable Rate Demand Bond

      V.R.D.N.   --     Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2004.

(g) At Sept. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $515,115.

(h) At Sept. 30, 2004, the cost of securities for federal income tax purposes was approximately $61,234,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $2,089,000
      Unrealized depreciation                                       (66,000)
                                                                    -------
      Net unrealized appreciation                                $2,023,000
                                                                 ----------

--------------------------------------------------------------------------------
11 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Investments in Securities

AXP Minnesota Tax-Exempt Fund

Sept. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.3%)

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(c,d)

Anoka County Housing & Redevelopment Authority
  Revenue Bonds
  Epiphany Assisted Living LLC Project
  Series 1999
   12-01-29               7.40%                 $3,560,000       $3,252,736
Anoka County Housing & Redevelopment Authority
  Unlimited General Obligation Bonds
  Housing Development
  Series 2004 (AMBAC)
   02-01-34               5.00                   1,355,000        1,373,767
Anoka-Hennepin Independent School District #11
  Unlimited General Obligation Bonds
  School District Credit Enhancement Program
  Series 2001A
   02-01-09               5.00                   1,040,000        1,135,628
   02-01-10               5.00                   1,000,000        1,098,480
   02-01-13               5.00                   4,175,000        4,544,237
   02-01-15               5.00                   1,990,000        2,146,036
   02-01-16               5.00                   2,000,000        2,141,600
Austin Housing & Redevelopment Authority
  Revenue Bonds
  Courtyard Residence Project
  Series 2000A
   01-01-32               7.25                   2,000,000        2,132,880
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Series 1999B
   02-01-15               5.00                   1,500,000        1,610,220
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Series 2001A (FSA)
   02-01-24               5.13                   2,000,000        2,093,680
Buffalo Independent School District #877
  Unlimited General Obligation
  Refunding Bonds
  Series 1999 (MBIA)
   02-01-18               4.80                   1,710,000        1,769,816
Carlton
  Revenue Bonds
  Inter-Faith Social Services Project
  Series 2000
   04-01-29               7.75                   2,000,000        2,107,440
Centennial Independent School District #12
  Unlimited General Obligation
  Refunding Bonds
  Series 2002B (FSA)
   02-01-05               4.00                   1,445,000        1,456,387
City of Brooklyn Center
  Refunding Revenue Bonds
  Four Courts Apartments Project
  Series 1995B A.M.T.
   06-15-09               7.58                   2,110,000        2,105,949
City of Chaska
  Unlimited General Obligation
  Refunding Bonds
  Tax Increment
  Series 2003B (AMBAC)
   12-01-06               3.00                   1,245,000        1,272,975
City of Minneapolis
  Revenue Bonds
  Fairview Health Services
  Series 2002B (MBIA)
   05-15-14               5.50                   2,050,000        2,346,820
   05-15-15               5.50                   2,160,000        2,450,952
   05-15-16               5.50                   2,200,000        2,480,654
   05-15-17               5.50                   1,295,000        1,451,022
City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002
   12-01-12               5.00                   1,500,000        1,643,445
City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002A
   12-01-07               5.00                   3,670,000        3,979,161
   12-01-08               5.00                   4,315,000        4,727,385
City of Minneapolis
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2001
   12-01-11               5.00                   3,035,000        3,373,888
City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 1999A
   09-01-29               6.63                   2,000,000        1,990,000
City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 2001A
   09-01-30               8.00                   1,000,000        1,059,440
City of St. Paul
  Unlimited General Obligation Bonds
  Capital Improvement
  Series 2003A
   03-01-08               3.50                   1,850,000        1,917,359
   03-01-09               3.50                   1,875,000        1,933,744
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16               5.50                   1,500,000(b)     1,765,785
County of Anoka
  Limited General Obligation
  Refunding Bonds
  Capital Improvement
  Series 2001C (MBIA)
   02-01-09               4.60                   2,960,000        3,198,014
County of Ramsey
  Unlimited General Obligation
  Refunding Bonds
  Capital Improvement Plan
  Series 2002B
   02-01-10               5.25                   2,150,000        2,396,992
   02-01-13               5.25                   3,560,000        3,937,894
   02-01-14               5.25                   3,840,000        4,222,349
County of Washington
  Unlimited General Obligation Bonds
  Capital Improvement Plan
  Series 2000A
   02-01-20               5.50                   1,000,000        1,100,150
Eden Prairie
  Refunding Revenue Bonds
  Sterling Ponds Project
  Series 1999A A.M.T.
   12-01-29               6.25                   4,950,000        4,278,681
Eden Prairie
  Refunding Revenue Bonds
  Sterling Ponds Project
  Series 1999B A.M.T.
   12-01-29               6.25                     525,000          453,800
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-12               4.00                   3,700,000        3,872,309
   02-01-22               4.25                   3,000,000        2,974,290
   02-01-23               4.50                   3,000,000        3,033,510
   02-01-24               4.50                   3,400,000        3,433,218

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(c,d)

Elk River Independent School District #728
  Unlimited General Obligation Bonds
  2nd Series 2002 Inverse Floater
  (FSA)
   02-01-18              12.07%                 $1,200,000(g)    $1,583,724
   02-01-19              12.07                   1,150,000(g)     1,494,379
   02-01-20              12.07                     950,000(g)     1,215,364
   02-01-21              12.09                   1,285,000(g)     1,619,087
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   02-01-16               5.00                   3,000,000        3,275,520
Hastings Housing & Redevelopment Authority
  Revenue Bonds
  Arbor Oaks Assisted Living Project
  Series 2000A
   01-01-32               8.25                   2,000,000        2,116,380
Hennepin County
  Unlimited General Obligation Bonds
  Series 2003
   12-01-06               4.00                   2,000,000        2,088,260
   12-01-23               4.75                   2,000,000        2,049,840
Hopkins Independent School District #270
  Unlimited General Obligation
  Refunding Bonds
  Series 2002B
   02-01-09               4.00                   2,925,000        3,075,404
   02-01-14               5.25                   3,680,000        4,042,002
Lake Superior Independent School District #381
  Unlimited General Obligation Bonds
  Building
  Series 2002A (FSA)
   04-01-13               5.00                   1,795,000        1,995,986
Lakeville Independent School District #194
  Unlimited General Obligation Bonds
  Series 1997A
   02-01-22               5.13                   2,400,000        2,500,536
Mankato
  Unlimited General Obligation Bonds
  Improvement
  Series 2001A (FGIC)
   02-01-05               3.50                   1,065,000        1,071,699
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24               7.75                   3,775,000(h)     2,453,750
Marshall Independent School District #413
  Unlimited General Obligation Bonds
  Series 2003A (FSA)
   02-01-19               4.13                   1,560,000        1,564,571
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation
  Refunding Bonds
  Waste Water Treatment
  Series 2003A
   03-01-07               4.00                   5,000,000        5,237,250
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Bonds
  Transportation
  Series 2002C
   02-01-08               5.00                   3,240,000        3,514,914
   02-01-09               5.00                   3,240,000        3,543,458
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  Healthpartners Obligation Group Project
  Series 2003
   12-01-10               5.25                   1,050,000        1,110,806
   12-01-12               5.25                   1,000,000        1,050,810
   12-01-15               5.13                   1,500,000        1,549,530
   12-01-16               5.25                   1,250,000        1,298,088
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  Healthspan
  Series 1993A (AMBAC)
   11-15-18               4.75                  13,500,000       13,628,924
Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 1998A (AMBAC)
   01-01-24               5.20                   4,000,000        4,147,280
Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 2001B (FGIC) A.M.T.
   01-01-16               5.75                   2,940,000        3,257,079
Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 2001C (FGIC)
   01-01-18               5.50                   2,000,000        2,216,280
   01-01-32               5.25                   7,000,000        7,242,759
Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 2001D (FGIC) A.M.T.
   01-01-05               5.00                   2,680,000        2,701,172
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  1st Series 1996
   06-01-11               6.00                     980,000        1,029,372
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  2nd Series 2001A A.M.T.
   06-01-19               5.88                   1,000,000        1,080,590
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  7th Series 1997A
   06-01-12               5.50                     250,000          266,808
Minneapolis Special School District #1
  Certificate of Participation
  Refunding Revenue Bonds Series 2002B
  (FSA)
   02-01-10               5.00                   1,000,000        1,104,190
   02-01-11               5.00                   1,040,000        1,152,570
Minneapolis Special School District #1
  Certificate of Participation
  Series 1998B
   02-01-07               4.10                   1,000,000        1,046,700
Minneapolis Special School District #1
  Unlimited General Obligation
  Refunding Bonds
  Series 2003 (FSA)
   02-01-07               3.00                   2,000,000        2,044,660
Minneapolis Special School District #1
  Unlimited General Obligation Bonds
  Series 2001 (FSA)
   02-01-09               5.00                   1,325,000        1,453,075
Minnesota Agricultural & Economic Development Board
  Revenue Bonds
  Health Care System
  Series 2000A
   11-15-22               6.38                   5,000,000        5,471,500
   11-15-29               6.38                   3,000,000        3,256,260
Minnesota Agricultural & Economic Development Board
  Revenue Bonds
  Health Care System - Benedictine Health
  Series 1999A (MBIA)
   02-15-16               4.75                   1,000,000        1,054,250

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(c,d)

Minnesota Business Academy
  Taxable Capital Appreciation Notes
  Series 2002
   06-30-07               6.00%                   $292,000(f)      $249,053
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  University of St. Thomas
  5th Series 2004Y
   10-01-34               5.25                   2,800,000        2,859,836
Minnesota Housing Finance Agency
  Revenue Bonds
  2nd Series 2002R
  Inverse Floater A.M.T.
   07-01-33              12.77                   1,705,000(g)     1,845,577
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1996J A.M.T.
   07-01-21               5.60                     165,000          169,424
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1997K A.M.T.
   01-01-26               5.75                   1,505,000        1,540,503
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 1998A
   03-01-11               5.00                   2,500,000        2,693,425
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2001A
   03-01-05               4.00                   1,500,000        1,514,895
   03-01-08               5.00                   3,000,000        3,262,770
   03-01-20               5.00                   4,000,000        4,201,480
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2002B
   03-01-10               5.00                   2,500,000        2,761,675
   03-01-13               5.25                   2,500,000        2,828,575
   03-01-14               5.25                   2,500,000        2,840,550
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2004A
   10-01-29               5.13                   3,500,000        3,537,905
Monticello Big Lake Community Hospital District
  Revenue Bonds
  Health Care Facilities
  Series 1998A
  (Radian Group Financial Guaranty)
   12-01-19               5.75                   1,600,000        1,756,096
New Brighton
  Revenue Bonds
  Polynesian Village Apartments Project
  Series 1995B A.M.T.
   07-15-09               7.75                   2,355,000        2,356,696
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1989A (AMBAC)
   01-01-10               3.80                   2,000,000(f)     1,676,280
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1998B (AMBAC)
   01-01-20               4.75                   5,000,000        5,150,050
Northern Municipal Power Agency
  Revenue Bonds
  Series 1997 (FSA)
   01-01-08               5.50                   1,250,000        1,373,700
Northern Municipal Power Agency
  Revenue Bonds
  Series 1998 (FSA)
   01-01-14               5.38                   1,100,000        1,217,964
Olmsted County
  Unlimited General Obligation
  Refunding Bonds
  Resource Recovery
  Series 2002A
   02-01-05               4.00                   1,900,000        1,914,972
Olmsted County Housing & Redevelopment Authority
  Refunding Revenue Bonds
  Series 2002B
   02-01-05               4.00                   1,215,000        1,224,574
Osseo Independent School District #279
  Unlimited General Obligation
  Refunding Bonds
  Series 2001B
   02-01-09               5.00                   2,860,000        3,122,977
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A
   02-01-13               5.75                   3,200,000        3,638,912
   02-01-14               5.75                   1,100,000        1,248,995
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   02-01-11               5.00                   1,570,000        1,739,937
   02-01-12               5.00                   3,455,000        3,839,334
   02-01-15               5.25                   3,585,000        3,984,943
Prior Lake Independent School District #719
  Unlimited General Obligation Bonds
  Series 2002A (FGIC)
   02-01-05               4.00                     640,000          645,043
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13                   3,000,000(b)     3,295,410
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2003NN (MBIA)
   07-01-32               5.00                   2,820,000(b)     2,908,999
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25                   2,000,000(b,j)   2,228,580
Richfield
  Revenue Bonds
  Series 2000A
   02-01-35               7.75                   3,000,000        2,978,100
Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center
  Series 2004
   09-01-25               5.10                   3,300,000(i)     3,262,248
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-19               6.67                  17,000,000(f)     9,024,959
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25                   6,000,000        6,837,299
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-11               5.00                   5,500,000        6,081,514
St. Cloud Housing & Redevelopment Authority
  Revenue Bonds
  State University Foundation Project
  Series 2002
   05-01-18               5.13                   3,000,000        3,235,110
St. Paul
  Refunding Revenue Bonds
  Series 2003D (AMBAC)
   12-01-08               4.00                   3,500,000        3,708,635

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(c,d)

St. Paul Housing & Redevelopment Authority
  Refunding Revenue Bonds
  Mortgage-backed Securities
  Series 1995 (FNMA)
   03-01-28               6.80%                   $405,000         $415,967
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Community of Peace Academy Project
  Series 2001A
   12-01-30               7.88                   2,390,000        2,571,640
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Project
  Series 1993
   11-01-06               7.13                     480,000          483,614
   11-01-17               7.13                   1,605,000        1,612,351
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Business Academy Project
  Series 2000
   03-01-30               8.00                   3,675,000        3,324,185
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24               7.00                   1,755,000        1,717,162
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00                   5,000,000        5,217,550
   12-01-27               5.13                   5,000,000        5,180,200
State of Minnesota
  Unlimited General Obligation
  Refunding Bonds
  Various Purpose
  Series 1998
   11-01-08               5.00                   1,170,000        1,287,772
State of Minnesota
  Unlimited General Obligation Bonds
  Series 1996
   11-01-06               6.00                   3,530,000        3,822,672
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2001
   10-01-05               5.00                   2,420,000        2,499,182
   10-01-10               5.00                   5,000,000        5,564,300
   10-01-15               5.00                   4,455,000        4,877,913
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2002
   08-01-06               5.00                   5,000,000        5,281,750
   08-01-10               5.00                   4,075,000        4,527,488
   11-01-15               5.25                   3,575,000        4,058,233
Steele County
  Revenue Bonds
  Elderly Housing Project
  Series 2000
   06-01-30               6.88                   2,205,000        2,408,081
Suburban Hennepin Regional Park District
  Unlimited General Obligation Bonds
  Series 2001
   02-01-05               4.50                   1,025,000        1,034,686
University of Minnesota
  Refunding Revenue Bonds
  Inverse Floater Series 2002
   07-01-21              12.87                   4,500,000(g)     6,683,489
University of Minnesota
  Revenue Bonds
  Series 1996A
   07-01-13               5.75                   2,000,000        2,335,300
Vadnais Heights
  Refunding Revenue Bonds
  Cottages of Vadnais Heights
  Series 1997 A.M.T.
   07-15-09               7.00                   1,080,000        1,089,860
Western Minnesota Municipal Power Agency
  Refunding Revenue Bonds
  Series 1996A (AMBAC)
   01-01-06               6.25                   1,285,000        1,355,033
Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-26               5.00                   7,250,000        7,452,492
   01-01-30               5.00                   7,665,000        7,815,693
White Bear Lake Independent School
District #624
  Unlimited General Obligation
  Refunding Bonds
  School Building
  Series 2002C (FSA)
   02-01-08               5.00                   1,310,000        1,422,909
   02-01-09               5.00                   1,375,000        1,507,908
White Bear Lake Independent School
District #624
  Unlimited General Obligation
  Refunding Bonds
  Series 2002B (FGIC)
   02-01-13               5.00                   1,405,000        1,547,804
   02-01-14               5.00                   1,480,000        1,620,378
Willmar
  Unlimited General Obligation Bonds
  Rice Memorial Hospital Project
  Series 2002 (FSA)
   02-01-11               5.00                   1,025,000        1,131,610
   02-01-12               5.00                   1,120,000        1,239,202
   02-01-13               5.00                   1,200,000        1,330,176

Total municipal bonds
(Cost: $384,186,127)                                           $397,041,115

Municipal notes (5.4%)

Issue(c,d,e)           Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

Arden Hills
  Revenue Bonds
  Presbyterian Homes
  V.R.D.B. Series 1999B (U.S. Bank)
   09-01-29               1.77%                   $380,000         $380,000
City of Plymouth
  Revenue Bonds
  Parkside Apartments Project
  V.R.D.B. Series 2003
   04-15-33               1.69                   2,380,000        2,380,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light Company Project
  V.R.D.B. Series 1997A
  (ABN Amro Bank)
   06-01-20               1.72                   2,505,000        2,505,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light Company Project
  V.R.D.B. Series 1997B
  (ABN Amro Bank)
   06-01-13               1.72                   1,800,000        1,800,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light Company Project
  V.R.D.B. Series 1997C
  (ABN Amro Bank)
   06-01-13               1.72                     250,000          250,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light Company Project
  V.R.D.B. Series 1997D
  (ABN Amro Bank)
   12-01-07               1.72                   2,190,000        2,190,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP Minnesota Tax-Exempt Fund

Issue(c,d,e)           Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

Mankato
  Revenue Bonds
  Highland Hills of Mankato
  V.R.D.B. Series 1997
  (LaSalle Bank)
   05-01-27               1.77%                   $400,000         $400,000
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  Children's Health Care
  Series 2004A (FSA)
   08-15-34               1.50                   4,000,000        4,000,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.B. 5th Series 2000H
  (Harris Trust & Savings Bank)
   10-01-30               1.72                   1,300,000        1,300,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.B. 5th Series 2002-M1
  (Harris Trust & Savings Bank)
   10-01-32               1.72                     500,000          500,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.B. 5th Series 2002-M2
  (Harris Trust & Savings Bank)
   10-01-20               1.72                     400,000          400,000
Minnesota School District Capital Equipment
  Borrowing Program
  Unlimited Government Obligation Notes
  Anticipation Certificates
  Bishop Spencer Place
  Series 2004A
   09-02-05               1.72                   3,000,000        3,034,860
Montrose
  Revenue Bonds
  Lyman Lumber Project
  V.R.D.B. Series 2001
  (U.S. Bank) A.M.T.
   05-01-26               1.87                     200,000          200,000
St. Louis Park
  Revenue Bonds
  Catholic Finance - Benilde
  V.R.D.B. Series 2000
  (Allied Irish Bank)
   10-01-25               1.72                   1,070,000        1,070,000
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Public Radio Project
  V.R.D.B. Series 2002
  (Allied Irish Bank)
   05-01-22               1.77                   1,000,000        1,000,000
Wadena
  Revenue Bonds
  Homecrest Industries Project
  V.R.D.B. Series 1999
  (U.S. Bank) A.M.T.
   08-01-19               1.79                   1,150,000        1,150,000

Total municipal notes
(Cost: $22,564,868)                                             $22,559,860

Total investments in securities
(Cost: $406,750,995)(k)                                        $419,600,975

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP Minnesota Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2004.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.4% of net assets at Sept. 30, 2004.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA        --     ACA Financial Guaranty Corporation

      AMBAC      --     American Municipal Bond Association Corporation

      BIG        --     Bond Investors Guarantee

      CGIC       --     Capital Guaranty Insurance Company

      FGIC       --     Financial Guaranty Insurance Company

      FHA        --     Federal Housing Authority

      FNMA       --     Federal National Mortgage Association

      FHLMC      --     Federal Home Loan Mortgage Corporation

      FSA        --     Financial Security Assurance

      GNMA       --     Government National Mortgage Association

      MBIA       --     MBIA Insurance Corporation

      XLCA       --     XL Capital Assurance

(d)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.     --     Alternative Minimum Tax -- At Sept. 30, 2004, the
                        value of securities subject to alternative minimum tax represented 5.3% of net assets.

      B.A.N.     --     Bond Anticipation Note

      C.P.       --     Commercial Paper

      R.A.N.     --     Revenue Anticipation Note

      T.A.N.     --     Tax Anticipation Note

      T.R.A.N.   --     Tax & Revenue Anticipation Note

      V.R.       --     Variable Rate

      V.R.D.B.   --     Variable Rate Demand Bond

      V.R.D.N.   --     Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2004.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Sept. 30, 2004. At Sept. 30, 2004, the value of inverse floaters represented 3.4% of net assets.

(h) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(i) At Sept. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,291,420.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2004.

(k) At Sept. 30, 2004, the cost of securities for federal income tax purposes was approximately $406,751,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $15,701,000
      Unrealized depreciation                                    (2,851,000)
                                                                 ----------
      Net unrealized appreciation                               $12,850,000
                                                                -----------

--------------------------------------------------------------------------------
17 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Investments in Securities

AXP New York Tax-Exempt Fund

Sept. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.1%)

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue (e,f)

Albany Municipal Water Finance Authority
  Revenue Bonds
  Series 2003A (MBIA)
   12-01-14               5.00%                 $2,550,000       $2,712,486
Battery Park City Authority
  Revenue Bonds
  Series 2003A
   11-01-22               5.25                   1,000,000        1,083,540
City of New York
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1996J
   02-15-19               5.88                     155,000          165,852
City of New York
  Unlimited General Obligation Bonds
  Series 2000 II Inverse Floater (FGIC)
   05-15-16              14.07                     830,000(b)     1,180,949
City of New York
  Unlimited General Obligation Bonds
  Series 2002C (XLCA)
   03-15-12               5.00                   1,000,000        1,103,180
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75                   2,000,000        2,244,760
City of New York
  Unlimited General Obligation Bonds
  Series I 2003
   03-01-27               5.38                   2,000,000        2,081,800
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-18               5.50                   2,000,000        2,207,340
   06-01-20               5.50                   2,000,000        2,182,920
City of Yonkers
  Unlimited General Obligation Bonds
  Series 2001B (AMBAC)
   12-15-07               3.88                   1,010,000        1,060,924
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00                     500,000(c,h)     514,500
County of Erie
  Unlimited General Obligation Bonds
  Series 1995B (FGIC)
   06-15-25               5.50                     700,000          728,042
Erie County Industrial Development Agency
  Revenue Bonds
  City of Buffalo Project
  Series 2003 (FSA)
   05-01-06               4.00                   1,000,000        1,033,780
Erie County Water Authority
  Refunding Revenue Bonds
  Series 1990A Escrowed to Maturity
  (AMBAC)
   12-01-08               6.00                   1,765,000        1,945,012
Long Island Power Authority
  Revenue Bonds
  Series 1998-8 (AMBAC)
   04-01-09               5.25                   1,000,000        1,105,870
Long Island Power Authority
  Revenue Bonds
  Series 2003B
   06-01-05               5.00                   2,000,000        2,041,080
Metropolitan Transportation Authority
  Pre-refunded Revenue Bonds
  Series 1998A (FGIC)
   04-01-28               4.75                   1,000,000        1,106,480
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50                   1,000,000        1,126,830
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002F (MBIA)
   11-15-27               5.25                   1,000,000        1,049,890
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00                   1,000,000        1,017,260
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50                   1,500,000        1,620,210
Monroe County
  Unlimited General Obligation
  Refunding Bonds
  Public Improvement
  Series 1996 (MBIA)
   03-01-15               6.00                   1,250,000        1,502,013
New York City Municipal Water Finance Authority
  Pre-refunded Revenue Bonds
  Series 1996B (MBIA)
   06-15-26               5.75                     180,000          193,901
New York City Municipal Water Finance Authority
  Refunding Revenue Bonds
  Series 1996B (MBIA)
   06-15-26               5.75                     320,000          343,312
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29               5.00                   1,000,000        1,015,930
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2003E
   06-15-34               5.00                   1,000,000        1,014,890
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39               5.00                   1,000,000        1,012,490
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax
  Series 2001C
   02-01-08               5.50                     155,000          171,242
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax
  Series 2001C Escrowed to Maturity
   02-01-08               5.50                     280,000          309,341
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax Secured
  Series 1999C
   05-01-25               5.50                     440,000          501,028
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00                   1,000,000        1,015,830
New York City Transitional Finance Authority
  Un-refunded Revenue Bonds
  Future Tax
  Series 1999C
   05-01-25               5.50                     560,000          600,925

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP New York Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue (e,f)

New York City Transitional Finance Authority
  Un-refunded Revenue Bonds
  Future Tax
  Series 2001C
   02-01-08               5.50%                 $1,065,000       $1,170,850
New York City Trust for Cultural Resources
  Revenue Bonds
  Museum of American Folk Art
  Series 2000 (ACA)
   07-01-22               6.00                   1,000,000        1,063,270
New York Local Government Assistance Corporation
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993C (MBIA)
   04-01-14               3.71                   1,000,000(d)       693,840
New York Mortgage Agency
  Revenue Bonds
  Series II 2002B
  Inverse Floater A.M.T.
   04-01-32              12.51                   1,000,000(b)     1,054,090
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25                   1,000,000        1,038,380
New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  Series 1990B
   05-15-11               7.50                     415,000          503,134
New York State Dormitory Authority
  Revenue Bonds
  Brooklyn Law School
  Series 2003B (XLCA)
   07-01-30               5.13                   1,000,000        1,030,300
New York State Dormitory Authority
  Revenue Bonds
  City University System Consolidated
  Series 1997-1
   07-01-17               5.25                   3,000,000        3,181,470
New York State Dormitory Authority
  Revenue Bonds
  City University System Consolidated
  Series 1993A
   07-01-13               5.75                   3,000,000        3,463,829
New York State Dormitory Authority
  Revenue Bonds
  City University System Consolidated
  Series 2003A (MBIA)
   07-01-09               5.25                   1,500,000        1,672,800
New York State Dormitory Authority
  Revenue Bonds
  Memorial Sloan-Kettering Center
  Series 2003-1 (MBIA)
   07-01-21               5.00                   1,000,000        1,057,450
New York State Dormitory Authority
  Revenue Bonds
  Pratt Institute
  Series 1999
  (Radian Group Financial Guaranty)
   07-01-20               6.00                   1,500,000        1,683,825
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing
  Series 2002D (MBIA)
   10-01-07               5.00                   3,380,000        3,656,382
New York State Dormitory Authority
  Revenue Bonds
  St. Thomas Aquinas
  Series 1998
  (Radian Group Financial Guaranty)
   07-01-14               5.00                   1,125,000        1,185,784
New York State Dormitory Authority
  Un-refunded Revenue Bonds
  Series 1990B
   05-15-11               7.50                   1,485,000        1,737,806
New York State Energy Research
  & Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-21              12.91                     330,000(b)       391,727
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31               5.00                   1,000,000        1,021,750
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28               5.00                   1,000,000        1,025,010
New York State Environmental Facilities Corporation
  Revenue Bonds
  State Water Revolving Fund
  Series 1990A
   06-15-12               7.50                     295,000          296,918
New York State Thruway Authority
  Revenue Bonds
  Series 1997A (AMBAC)
   04-01-14               5.25                   1,000,000        1,088,580
New York State Thruway Authority
  Revenue Bonds
  Series 1997D
   01-01-21               5.25                   2,000,000        2,142,420
New York State Thruway Authority
  Revenue Bonds
  Series 2004A (MBIA)
   04-01-19               5.00                   1,000,000        1,080,340
New York State Thruway Authority
  Revenue Bonds
  Transportation
  Series 2003A (MBIA)
   03-15-22               5.00                   1,000,000        1,053,650
New York State Urban Development Corporation
  Pre-refunded Revenue Bonds
  Correctional Capital Facilities
  Series 1995-5 (MBIA)
   01-01-25               5.50                     750,000          772,388
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002A (XLCA)
   01-01-11               5.25                   3,000,000        3,355,830
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002C (XLCA)
   01-01-09               4.00                   1,545,000        1,631,211
Niagara Falls Public Water Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-15-28               5.50                   1,000,000        1,059,170
Port Authority of New York & New Jersey
  Revenue Bonds
  5th Installment Special Project
  Series 1996-4 A.M.T.
   10-01-19               6.75                   1,500,000        1,556,025
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00                   1,000,000        1,018,560
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25                   1,000,000(c,i)   1,114,290

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP New York Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue (e,f)

State of New York
  Unlimited General Obligation Bonds
  Series 2003A
   03-15-08               4.00%                 $2,000,000       $2,100,420
Suffolk County Industrial Development Agency
  Revenue Bonds
  1st Mortgage Jeffersons Ferry
  Series 1999A
   11-01-28               7.25                   1,500,000        1,586,985
Syracuse
  Unlimited General Obligation Bonds
  Public Improvements
  Series 2002C (FGIC) A.M.T.
   01-01-05               4.25                   1,150,000        1,157,349
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-15               5.50                   1,000,000        1,091,400
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002B
   11-15-10               5.00                   2,000,000        2,216,920
   11-15-29               5.13                   1,000,000        1,031,860
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  Convention Center
  Series 1990E
   01-01-11               6.00                   1,145,000        1,316,532

Total municipal bonds
(Cost: $86,340,701)                                             $90,296,152

Municipal notes (5.1%)

Issue(e,f,g)           Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity
City of New York
  Unlimited General Obligation Bonds
  V.R.D.B. Series 1993A-8
  (Morgan Guaranty Trust)
   08-01-17               1.73%                   $300,000         $300,000
City of New York
  Unlimited General Obligation Bonds
  V.R.D.B. Series 1993E5
  (JP Morgan Chase Bank)
   08-01-10               1.80                     100,000          100,000
   08-01-16               1.70                     800,000          800,000
City of New York
  Unlimited General Obligation Bonds
  V.R.D.B. Series 1994H-3
  (State Street Bank & Trust) FSA
   08-01-23               1.73                     300,000          300,000
City of New York
  Unlimited General Obligation Bonds
  V.R.D.B. Series 2004H-7 (KBC Bank)
   03-01-34               1.73                     200,000          200,000
New York City Municipal Water Finance Authority
  Revenue Bonds
  V.R.D.B. Series 1992C FGIC
   06-15-22               1.73                     200,000          200,000
New York City Municipal Water Finance Authority
  Revenue Bonds
  V.R.D.B. Series 1993C FGIC
   06-15-23               1.73                     300,000          300,000
New York City Municipal Water Finance Authority
  Revenue Bonds
  V.R.D.B. Series 1994G FGIC
   06-15-24               1.70                   2,700,000        2,700,000

Total municipal notes
(Cost: $4,900,000)                                               $4,900,000

Total investments in securities
(Cost: $91,240,701)(j)                                          $95,196,152

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP New York Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2004.

(b) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Sept. 30, 2004. At Sept. 30, 2004, the value of inverse floaters represented 2.7% of net assets.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.7% of net assets at Sept. 30, 2004.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA        --     ACA Financial Guaranty Corporation

      AMBAC      --     American Municipal Bond Association Corporation

      BIG        --     Bond Investors Guarantee

      CGIC       --     Capital Guaranty Insurance Company

      FGIC       --     Financial Guaranty Insurance Company

      FHA        --     Federal Housing Authority

      FNMA       --     Federal National Mortgage Association

      FHLMC      --     Federal Home Loan Mortgage Corporation

      FSA        --     Financial Security Assurance

      GNMA       --     Government National Mortgage Association

      MBIA       --     MBIA Insurance Corporation

      XLCA       --     XL Capital Assurance

(f)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.     --     Alternative Minimum Tax -- At Sept. 30, 2004, the
                        value of securities subject to alternative minimum tax represented 3.9% of net assets.

      B.A.N.     --     Bond Anticipation Note

      C.P.       --     Commercial Paper

      R.A.N.     --     Revenue Anticipation Note

      T.A.N.     --     Tax Anticipation Note

      T.R.A.N.   --     Tax & Revenue Anticipation Note

      V.R.       --     Variable Rate

      V.R.D.B.   --     Variable Rate Demand Bond

      V.R.D.N.   --     Variable Rate Demand Note

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2004.

(h) At Sept. 30, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $515,115.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2004.

(j) At Sept. 30, 2004, the cost of securities for federal income tax purposes was approximately $91,241,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $4,103,000
      Unrealized depreciation                                      (148,000)
                                                                   --------
      Net unrealized appreciation                                $3,955,000
                                                                 ----------

--------------------------------------------------------------------------------
21 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Investments in Securities

AXP Ohio Tax-Exempt Fund

Sept. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.1%)

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(b,c)

Bowling Green State University
  Revenue Bonds
  Series 2003 (AMBAC)
   06-01-12               5.00%                 $1,145,000       $1,275,896
Brookville Local School District
  Unlimited General Obligation Bonds
  Series 2003 (FSA)
   12-01-18               5.25                   1,000,000        1,104,240
Cincinnati City School District
  Limited General Obligation Bonds
  School Improvement
  Series 2002 (FSA)
   06-01-09               5.00                   1,355,000        1,491,232
   06-01-21               5.25                   2,600,000        2,815,227
City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16               5.25                   1,000,000        1,101,840
City of Cleveland
  Revenue Bonds
  Series 2002K (FGIC)
   01-01-10               5.00                   2,000,000        2,202,240
City of Hamilton
  Refunding Revenue Bonds
  Series 2003 (FSA)
   10-15-12               5.00                   1,230,000        1,372,102
Cleveland City School District
  Revenue Anticipation Notes
  Series 1997 (AMBAC)
   06-01-07               5.75                   2,000,000        2,184,280
Cleveland State University
  Revenue Bonds
  Series 2003A (FGIC)
   06-01-15               5.00                   1,000,000        1,097,340
Columbus
  Unlimited General Obligation Bonds
  2nd Series 1999
   06-15-15               5.75                   1,000,000        1,137,150
Columbus City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-11               5.00                   1,000,000        1,113,010
County of Cuyahoga
  Limited General Obligation Bonds
  Series 1993
   05-15-13               5.60                     500,000          558,090
County of Cuyahoga
  Refunding Revenue Bonds
  Judson Retirement Community
  Series 1996A
   11-15-18               7.25                   1,000,000        1,059,180
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-17               6.00                   1,000,000        1,140,990
   01-01-32               6.00                   1,000,000        1,079,050
County of Cuyahoga
  Revenue Bonds
  Canton
  Series 2000
   01-01-30               7.50                   1,000,000        1,105,840
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00                   1,250,000        1,281,938
   12-01-31               5.00                   1,000,000        1,019,110
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-19               5.00                   1,000,000        1,075,040
Franklin County
  Refunding & Improvement Revenue Bonds
  Lutheran Senior City
  Series 1999
   12-15-28               6.13                   1,250,000        1,098,963
Franklin County
  Refunding Revenue Bonds
  OhioHealth
  Series 2003C
   05-15-24               5.25                   1,000,000        1,023,040
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-33               5.00                   1,000,000        1,019,420
Jackson
  Revenue Bonds
  Consolidated Health System
  Jackson Hospital
  Series 1999
  (Radian Group Financial Guaranty)
   10-01-20               6.13                   1,000,000        1,118,560
Kenston Local School District
  Unlimited General Obligation Bonds
  School Improvement
  Series 2003 (MBIA)
   12-01-16               5.00                   1,000,000        1,090,370
Lakewood
  Limited General Obligation Bonds
  Series 2003
   12-01-19               5.00                   1,515,000        1,608,430
Lakota Local School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1994 (AMBAC)
   12-01-14               6.25                   2,000,000        2,104,340
Licking County Joint Vocational School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2002 (MBIA)
   12-01-08               5.00                   1,110,000        1,216,083
Licking Heights Local School District
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   12-01-28               5.00                   1,000,000        1,024,100
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5 Certificates
  Series 2004 (AMBAC)
   02-15-24               4.75                     750,000          761,498
Ohio State Air Quality Development Authority
  Refunding Revenue Bonds
  JMG Funding Limited Partnership
  Series 1994 (AMBAC) A.M.T.
   04-01-29               6.38                     500,000          512,490
Ohio State Building Authority
  Refunding Revenue Bonds
  State Facilities Adult Correctional
  Series 2001A (FSA)
   10-01-14               5.50                   1,000,000        1,128,400
Ohio State Building Authority
  Refunding Revenue Bonds
  Workers Compensation Facilities
  Series 2003A
   04-01-06               5.00                   1,000,000        1,046,350
Ohio State Building Authority
  Revenue Bonds
  State Facilities Adult Correctional
  Series 1999A
   10-01-16               5.50                   1,000,000        1,112,070

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP Ohio Tax-Exempt Fund

Name of                 Coupon                   Principal         Value(a)
issuer and               rate                     amount
title of
issue(b,c)

Ohio State Building Authority
  Revenue Bonds
  Juvenile Correctional Building
  Series 2003
   04-01-08               4.00%                 $1,580,000       $1,663,029
Ohio State Building Authority
  Revenue Bonds
  State Facilities Administration Building Fund
  Series 1993A
   10-01-07               5.60                   1,500,000        1,647,195
Ohio State Higher Educational Facility Commission
  Revenue Bonds
  Higher Educational Facility Oberlin College
  Series 1999
   10-01-29               5.00                   1,000,000        1,015,810
Ohio State Higher Educational Facility Commission
  Revenue Bonds
  Higher Educational Facility Xavier University
  Series 2003 (FGIC)
   05-01-08               4.00                     500,000          526,520
Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-05               3.50                     500,000          510,245
Ohio State University
  Revenue Bonds
  State University Ohio
  Series 2003B
   06-01-06               2.25                   1,000,000        1,006,480
Ohio State Water Development Authority
  Refunding Revenue Bonds
  Toledo Edison College
  Series 1994A A.M.T.
   10-01-23               8.00                   1,000,000        1,020,000
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13                   1,000,000(e)     1,098,470
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001A
   06-15-13               5.00                   1,500,000        1,638,405
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools
  Series 2003C
   03-15-10               5.00                   1,000,000        1,102,730
State of Ohio
  Unlimited General Obligation Bonds
  Conservation Projects
  Series 2002A
   09-01-09               4.00                   1,115,000        1,178,187
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2003A
   05-01-11               5.00                   1,000,000        1,109,660
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2004B
   02-01-23               5.00                   1,000,000        1,047,290
State of Ohio
  Unlimited General Obligation
  Refunding Bonds
  Infrastructure Improvement
  Series 2002A
   02-01-20               5.50                   2,000,000        2,331,039
Summit County
  Limited General Obligation Bonds
  Series 2003
   12-01-18               5.25                   1,490,000        1,669,724
Toledo City School District
  Unlimited General Obligation Bonds
  School Facilities Improvement
  Series 2003 (FSA)
   12-01-15               5.00                   1,000,000        1,102,150
University of Akron
  Revenue Bonds
  Series 2003A (AMBAC)
   01-01-22               5.00                   1,595,000        1,674,192
University of Cincinnati
  Revenue Bonds
  Series 2001A (FGIC)
   06-01-14               5.50                   1,000,000        1,134,030
Warren County
  Limited General Obligation Bonds
  Series 1992
   12-01-12               6.10                     500,000          569,115
West Muskingum Local School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-30               5.00                   1,000,000        1,020,800

Total municipal bonds
(Cost: $63,599,922)                                             $65,142,980

Municipal note (1.3%)

Issue(c,d,f)           Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity
Paulding County
  Revenue Bonds
  Lafarge
  V.R.D.B Series 1996
  (Bayerische Landesbank) A.M.T.
   08-01-26               1.63%                   $900,000         $900,000

Total municipal note
(Cost: $900,000)                                                   $900,000

Total investments in securities
(Cost: $64,499,922)(g)                                          $66,042,980

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

AXP Ohio Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2004.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA        --     ACA Financial Guaranty Corporation

      AMBAC      --     American Municipal Bond Association Corporation

      BIG        --     Bond Investors Guarantee

      CGIC       --     Capital Guaranty Insurance Company

      FGIC       --     Financial Guaranty Insurance Company

      FHA        --     Federal Housing Authority

      FNMA       --     Federal National Mortgage Association

      FHLMC      --     Federal Home Loan Mortgage Corporation

      FSA        --     Financial Security Assurance

      GNMA       --     Government National Mortgage Association

      MBIA       --     MBIA Insurance Corporation

      XLCA       --     XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.     --     Alternative Minimum Tax -- At Sept. 30, 2004, the
                        value of securities subject to alternative minimum tax represented 3.6% of net assets.

      B.A.N.     --     Bond Anticipation Note

      C.P.       --     Commercial Paper

      R.A.N.     --     Revenue Anticipation Note

      T.A.N.     --     Tax Anticipation Note

      T.R.A.N.   --     Tax & Revenue Anticipation Note

      V.R.       --     Variable Rate

      V.R.D.B.   --     Variable Rate Demand Bond

      V.R.D.N.   --     Variable Rate Demand Note

(d) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.6% of net assets at Sept. 30, 2004.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2004.

(g) At Sept. 30, 2004, the cost of securities for federal income tax purposes was approximately $64,500,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $1,812,000
      Unrealized depreciation                                      (269,000)
                                                                   --------
      Net unrealized appreciation                                $1,543,000
                                                                 ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.


--------------------------------------------------------------------------------
24 -- AXP STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

                                                             S-6328-80 A (11/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP SPECIAL TAX-EXEMPT SERIES TRUST


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          November 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          November 29, 2004